Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2021
Public Utilities, General Disclosures [Line Items]
Public Utilities Distribution Rate Cases [Table Text Block]
The following tables show the completed and pending distribution base rate case proceedings in 2021.
Completed Distribution Base Rate Case Proceedings

Registrant/Jurisdiction	Filing Date	Service	Requested Revenue Requirement (Decrease) Increase	Approved Revenue Requirement (Decrease) Increase	Approved ROE	Approval Date	Rate Effective Date
ComEd - Illinois(a)	April 16, 2020	Electric	$(11)	$(14)	8.38%	December 9, 2020	January 1, 2021
	April 16, 2021	Electric	51	46	7.36%	December 1, 2021	January 1, 2022
PECO - Pennsylvania	September 30, 2020	Natural Gas	69	29	10.24%	June 22, 2021	July 1, 2021
	March 30, 2021	Electric	246	132	N/A(b)	November 18, 2021	January 1, 2022
BGE - Maryland(c)	May 15, 2020 (amended September 11, 2020)	Electric	203	140	9.50%	December 16, 2020	January 1, 2021
		Natural Gas	108	74	9.65%
Pepco - District of Columbia(d)	May 30, 2019 (amended June 1, 2020)	Electric	136	109	9.275%	June 8, 2021	July 1, 2021
Pepco - Maryland(e)	October 26, 2020 (amended March 31, 2021)	Electric	104	52	9.55%	June 28, 2021	June 28, 2021
DPL - Delaware	March 6, 2020 (amended February 2, 2021)	Electric	23	14	9.60%	September 15, 2021	October 6, 2020
ACE - New Jersey(f)	December 9, 2020 (amended February 26, 2021)	Electric	67	41	9.60%	July 14, 2021	January 1, 2022
__________
(a)Pursuant to EIMA and FEJA, ComEd’s electric distribution rates are established through a performance-based formula, which sunsets at the end of 2022. See discussion of the Clean Energy Law below for details on the transition away from the electric distribution formula rate. The electric distribution formula rate includes decoupling provisions and, as a result, ComEd's electric distribution formula rate revenues are not impacted by abnormal weather, usage per customer, or number of customers. ComEd is required to file an annual update to its electric distribution formula rate on or before May 1st, with resulting rates effective in January of the following year. ComEd’s annual electric distribution formula rate update is based on prior year actual costs and current year projected capital additions (initial year revenue requirement). The update also reconciles any differences between the revenue requirement in effect for the prior year and actual costs incurred from the year (annual reconciliation).

ComEd’s 2021 approved revenue requirement reflects an increase of $50 million for the initial year revenue requirement for 2021 and a decrease of $64 million related to the annual reconciliation for 2019. The revenue requirement for 2021 and the revenue requirement for 2019 provide for a weighted average debt and equity return on distribution rate base of 6.28% inclusive of an allowed ROE of 8.38%, reflecting the monthly average yields for 30-year treasury bonds plus 580 basis points.
ComEd’s 2022 approved revenue requirement above reflects an increase of $37 million for the initial year revenue requirement for 2022 and an increase of $9 million related to the annual reconciliation for 2020. The revenue requirement for 2022 provides for a weighted average debt and equity return on distribution rate base of 5.72% inclusive of an allowed ROE of 7.36%, reflecting the monthly average yields for 30-year treasury bonds plus 580 basis points. The reconciliation revenue requirement for 2020 provides for a weighted average debt and equity return on distribution rate base of 5.69%, inclusive of an allowed ROE of 7.29%, reflecting the monthly yields on 30-year treasury bonds plus 580 basis points less a performance metrics penalty of 7 basis points.
(b)The PECO electric base rate case proceeding was resolved through a settlement agreement, which did not specify an approved ROE.
(c)Reflects a three-year cumulative multi-year plan for 2021 through 2023. The MDPSC awarded BGE electric revenue requirement increases of $59 million, $39 million, and $42 million, before offsets, in 2021, 2022, and 2023, respectively, and natural gas revenue requirement increases of $53 million, $11 million, and $10 million, before offsets, in 2021, 2022, and 2023, respectively. BGE proposed to use certain tax benefits to fully offset the increases in 2021 and 2022 and partially offset the increase in 2023. However, the MDPSC utilized the tax benefits to fully offset the increases in 2021 and January 2022 such that customer rates remained unchanged. For the remainder of 2022, the MDPSC chose to offset only 25% of the cumulative 2021 and 2022 electric revenue requirement increases and 50% of the cumulative gas revenue requirement increases. Whether certain tax benefits will be used to offset the customer rate increases in 2023 has not been decided, and BGE cannot predict the outcome.
(d)Reflects a cumulative multi-year plan with 18-months remaining in 2021 through 2022. The DCPSC awarded Pepco electric incremental revenue requirement increases of $42 million and $67 million, before offsets, for the remainder of 2021 and 2022, respectively. However, the DCPSC utilized the acceleration of refunds for certain tax benefits along with other rate relief to partially offset the customer rate increases by $22 million and $40 million for the remainder of 2021 and 2022, respectively.
(e)Reflects a three-year cumulative multi-year plan for April 1, 2021 through March 31, 2024. The MDPSC awarded Pepco electric incremental revenue requirement increases of $21 million, $16 million, and $15 million, before offsets, for the 12-month periods ending March 31, 2022, 2023, and 2024, respectively. Pepco proposed to utilize certain tax benefits to fully offset the increase through 2023 and partially offset customer rate increases in 2024. However, the MDPSC only utilized the acceleration of refunds for certain tax benefits to fully offset the increases such that customer rates remain unchanged through March 31, 2022. On February 23, 2022, the MDPSC chose to offset 25% of the cumulative revenue requirement increase through March 31, 2023. Whether certain tax benefits will be used to offset the customer rate increases for the twelve months ended March 31, 2024 has not been decided, and Pepco cannot predict the outcome.
(f)Requested and approved increases are before New Jersey sales and use tax. The order allows ACE to retain approximately $11 million of certain tax benefits which resulted in a decrease to income tax expense in Exelon's, PHI's, and ACE's Consolidated Statements of Operations and Comprehensive Income in the third quarter of 2021.

Pending Distribution Base Rate Case Proceedings

Registrant/Jurisdiction	Filing Date	Service	Requested Revenue Requirement Increase	Requested ROE	Expected Approval Timing
DPL - Delaware	January 14, 2022	Natural Gas	$14	10.30%	First quarter of 2023
DPL - Maryland(a)	September 1, 2021 (amended December 23, 2021)	Electric	27	10.10%	First quarter of 2022
__________
(a)On January 24, 2022, DPL filed a settlement agreement with the MDPSC. The settlement provides for a revenue requirement increase of $13 million. The 9.60% ROE in the agreement is solely for the purposes of calculating AFUDC and regulatory asset carrying costs. On February 15, 2021, the Chief Public Utility Law Judge issued a proposed order approving the settlement agreement without modification. The proposed order will become a final order of the MDPSC on March 2, 2022, subject to modification or reversal by the MDPSC.

Public Utilities Transmission Rate Filings [Table Text Block]
For 2021, the following total increases/(decreases) were included in the Utility Registrants' electric transmission formula rate updates:

Registrant(a)	Initial Revenue Requirement Increase (Decrease)	Annual Reconciliation Increase	Total Revenue Requirement Increase(b)	Allowed Return on Rate Base(c)	Allowed ROE(d)
ComEd	$33	$12	$45	8.20%	11.50%
PECO	(2)	26	24	7.37%	10.35%
BGE	38	27	65	7.35%	10.50%
Pepco	(9)	21	12	7.68%	10.50%
DPL	19	33	52	7.20%	10.50%
ACE	27	24	51	7.45%	10.50%
__________
(a)All rates are effective June 1, 2021 - May 31, 2022, subject to review by interested parties pursuant to review protocols of each Utility Registrant's tariff.
(b)In 2020, ComEd, BGE, Pepco, DPL, and ACE's transmission revenue requirement included a one-time decrease in accordance with the April 24, 2020 settlement agreement related to excess deferred income taxes which now completed has resulted in an increase to the 2021 transmission revenue requirement. In 2020, PECO's transmission revenue requirement included a one-time decrease in accordance with the December 5, 2019 settlement agreement related to refunds which now completed has resulted in an increase to the 2021 transmission revenue requirement.
(c)Represents the weighted average debt and equity return on transmission rate bases.
(d)As part of the FERC-approved settlements of ComEd’s 2007 and PECO's 2017 transmission rate cases, the rate of return on common equity is 11.50% and 10.35%, respectively, inclusive of a 50-basis-point incentive adder for being a member of a RTO, and the common equity component of the ratio used to calculate the weighted average debt and equity return for the transmission formula rate is currently capped at 55% and 55.75%, respectively. As part of the FERC-approved settlement of the ROE complaint against BGE, Pepco, DPL, and ACE, the rate of return on common equity is 10.50%, inclusive of a 50-basis-point incentive adder for being a member of a RTO.

Public Utilities Energy Efficiency Revenue [Table Text Block]
During 2021, the ICC approved the following total increases in ComEd's requested energy efficiency revenue requirement:

Filing Date	Requested Revenue Requirement Increase	Approved Revenue Requirement Increase(a)	Approved ROE	Approval Date	Rate Effective Date
June 1, 2021	$54	$54	7.36%	November 18, 2021	January 1, 2022
_________
(a)ComEd’s 2022 approved revenue requirement above reflects an increase of $55 million for the initial year revenue requirement for 2022 and a decrease of $1 million related to the annual reconciliation for 2020. The revenue requirement for 2022 provides for a weighted average debt and equity return on the energy efficiency regulatory asset and rate base of 5.72% inclusive of an allowed ROE of 7.36%, reflecting the monthly average yields for 30-year treasury bonds plus 580 basis points. The revenue requirement for the 2020 reconciliation year provides for a weighted average debt and equity return on the energy efficiency asset and rate base of 6.26% inclusive of an allowed ROE of 8.46%, which includes an upward performance adjustment that increased the ROE. The performance adjustment can either increase or decrease the ROE based upon the achievement of energy efficiency savings goals. See table below for ComEd's regulatory assets associated with its energy efficiency formula rate.

Public Utilities General Disclosures [Table Text Block]
The following table presents authorized amounts capitalized for ratemaking purposes related to earnings on shareholders’ investment that are not recognized for financial reporting purposes in the Registrants' Consolidated Balance Sheets. These amounts will be recognized as revenues in the related Consolidated Statements of Operations and Comprehensive Income in the periods they are billable to the Utility Registrants' customers.

	Exelon	ComEd(a)	PECO	BGE(b)	PHI	Pepco(c)	DPL(c)	ACE
December 31, 2021	$43	$1	$—	$37	$5	$3	$2	$—
December 31, 2020	51	(1)	—	45	7	4	3	—
__________
(a)Reflects ComEd's unrecognized equity returns/(losses) earned/(incurred) for ratemaking purposes on its electric distribution formula rate regulatory assets.
(b)BGE's authorized amounts capitalized for ratemaking purposes primarily relate to earnings on shareholders' investment on its AMI programs.
(c)Pepco's and DPL's authorized amounts capitalized for ratemaking purposes relate to earnings on shareholders' investment on their respective AMI Programs and Energy Efficiency and Demand Response Programs. The earnings on energy efficiency are on Pepco DC and DPL DE programs only.
Regulatory assets 2021 [Member]
Public Utilities, General Disclosures [Line Items]
Schedule of Regulatory Assets
The following tables provide information about the regulatory assets and liabilities of the Registrants as of December 31, 2021 and 2020:

December 31, 2021	Exelon	ComEd	PECO	BGE	PHI	Pepco	DPL	ACE
Regulatory assets
Pension and OPEB	$2,409	$—	$—	$—	$—	$—	$—	$—
Pension and OPEB - merger related	893	—	—	—	—	—	—	—
Deferred income taxes	883	—	873	—	10	10	—	—
AMI programs - deployment costs	145	—	—	89	56	30	26	—
AMI programs - legacy meters	186	69	—	29	88	60	21	7
Electric distribution formula rate annual reconciliations	44	44	—	—	—	—	—	—
Electric distribution formula rate significant one-time events	104	104	—	—	—	—	—	—
Energy efficiency costs	1,181	1,181	—	—	—	—	—	—
Fair value of long-term debt	557	—	—	—	443	—	—	—
Fair value of PHI's unamortized energy contracts	236	—	—	—	236	—	—	—
Asset retirement obligations	145	99	21	19	6	5	—	1
MGP remediation costs	283	266	8	9	—	—	—	—
Renewable energy	219	219	—	—	—	—	—	—
Electric energy and natural gas costs	96	—	—	49	47	29	13	5
Transmission formula rate annual reconciliations	43	—	14	1	28	—	8	20
Energy efficiency and demand response programs	564	—	—	283	281	199	79	3
Under-recovered revenue decoupling	157	—	—	32	125	125	—	—
Removal costs	758	—	—	143	615	147	109	360
DC PLUG charge	70	—	—	—	70	70	—	—
Deferred storm costs	49	—	—	—	49	3	3	43
COVID-19	82	28	33	8	13	10	3	—
Under-recovered credit loss expense	89	60	—	—	29	—	—	29
Other	327	135	42	30	130	57	18	23
Total regulatory assets	9,520	2,205	991	692	2,226	745	280	491
Less: current portion	1,296	335	48	215	432	213	68	61
Total noncurrent regulatory assets	$8,224	$1,870	$943	$477	$1,794	$532	$212	$430

Regulatory liabilities 2021 [Member]
Public Utilities, General Disclosures [Line Items]
Schedule of Regulatory Liabilities

December 31, 2021	Exelon	ComEd	PECO	BGE	PHI	Pepco	DPL	ACE
Regulatory liabilities
Deferred income taxes	$4,005	$2,105	$—	$819	$1,081	$525	$354	$202
Decommissioning the Regulatory Agreement Units	3,357	2,760	597	—	—	—	—	—
Removal costs	1,694	1,541	—	39	114	20	94	—
Electric energy and natural gas costs	113	25	71	—	17	9	3	5
Transmission formula rate annual reconciliations	8	7	—	—	1	1	—	—
Renewable portfolio standards costs	500	500	—	—	—	—	—	—
Stranded costs	35	—	—	—	35	—	—	35
Other	292	6	61	102	58	8	15	10
Total regulatory liabilities	10,004	6,944	729	960	1,306	563	466	252
Less: current portion	376	185	94	26	68	14	25	28
Total noncurrent regulatory liabilities	$9,628	$6,759	$635	$934	$1,238	$549	$441	$224

Regulatory assets 2020 [Member]
Public Utilities, General Disclosures [Line Items]
Schedule of Regulatory Assets

December 31, 2020	Exelon	ComEd	PECO	BGE	PHI	Pepco	DPL	ACE
Regulatory assets
Pension and OPEB	$3,010	$—	$—	$—	$—	$—	$—	$—
Pension and OPEB - merger related	1,014	—	—	—	—	—	—	—
Deferred income taxes	715	—	705	—	10	10	—	—
AMI programs - deployment costs	174	—	—	109	65	35	30	—
AMI programs - legacy meters	219	90	—	37	92	68	24	—
Electric distribution formula rate annual reconciliations	(14)	(14)	—	—	—	—	—	—
Electric distribution formula rate significant one-time events	117	117	—	—	—	—	—	—
Energy efficiency costs	982	982	—	—	—	—	—	—
Fair value of long-term debt	598	—	—	—	478	—	—	—
Fair value of PHI's unamortized energy contracts	328	—	—	—	328	—	—	—
Asset retirement obligations	135	92	21	18	4	3	—	1
MGP remediation costs	285	271	10	4	—	—	—	—
Renewable energy	301	301	—	—	—	—	—	—
Electric energy and natural gas costs	95	—	—	23	72	37	5	30
Transmission formula rate annual reconciliations	5	—	—	2	3	—	2	1
Energy efficiency and demand response programs	572	—	—	289	283	203	80	—
Under-recovered revenue decoupling	113	—	—	20	93	93	—	—
Stranded costs	25	—	—	—	25	—	—	25
Removal costs	701	—	—	107	594	151	105	339
DC PLUG charge	100	—	—	—	100	100	—	—
Deferred storm costs	50	—	—	—	50	5	4	41
COVID-19	81	22	38	10	11	7	4	—
Under-recovered credit loss expense	107	89	—	—	18	—	—	18
Other	274	78	27	30	147	72	26	15
Total regulatory assets	9,987	2,028	801	649	2,373	784	280	470
Less: current portion	1,228	279	25	168	440	214	58	75
Total noncurrent regulatory assets	$8,759	$1,749	$776	$481	$1,933	$570	$222	$395

Regulatory liabilities 2020 [Member]
Public Utilities, General Disclosures [Line Items]
Schedule of Regulatory Liabilities

December 31, 2020	Exelon	ComEd	PECO	BGE	PHI	Pepco	DPL	ACE
Regulatory liabilities
Deferred income taxes	$4,502	$2,205	$—	$1,001	$1,296	$621	$404	$271
Decommissioning the Regulatory Units	3,016	2,541	475	—	—	—	—	—
Removal costs	1,649	1,482	—	47	120	20	100	—
Electric energy and natural gas costs	175	34	97	6	38	24	10	4
Transmission formula rate annual reconciliations	52	2	12	—	38	23	9	6
Renewable portfolio standards costs	427	427	—	—	—	—	—	—
Stranded costs	24	—	—	—	24	—	—	24
Other	221	1	40	85	59	2	17	13
Total regulatory liabilities	10,066	6,692	624	1,139	1,575	690	540	318
Less: current portion	581	289	121	30	137	46	47	44
Total noncurrent regulatory liabilities	$9,485	$6,403	$503	$1,109	$1,438	$644	$493	$274